Going concern	12 Months Ended
Dec. 31, 2020
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Going concern
4.	Going concern
In April 2020, as part of its debt restructuring, the Group sold its 51% share in Elgaugol OOO, ElgaDoroga OOO and Mecheltrans-Vostok OOO (collectively — “the Elga coal complex”) to a third party for a consideration of RUB 89 billion used for repayment of debt principal to VTB and Gazprombank in proportion to their shares in the Group’s debt portfolio. As a result of the Elga coal complex disposal other non-current
financial liabilities of RUB 49,418 million under the put option of Gazprombank were derecognised. Additionally, the Group signed debt restructuring agreements with VTB and Gazprombank providing an extension of debt maturity by seven years until March 2027 with the option of further extension by three years more if the extension conditions are met. The agreements set the repayments schedule starting 2020.

However, the debt restructuring was not finalised with respect to the portion of the Group’s credit portfolio with the foreign banks and lenders, therefore, as of December 31, 2020, the Group was not in compliance with the payment schedules under certain credit facilities and a number of financial and non-financial
covenants contained in the Group’s loan agreements as further described in Note 10.1. As of the date of approval of these consolidated financial statements, these breaches constitute an event of default and, as a result, the lenders may request accelerated repayment of a substantial portion of the Group’s debt including repayment requests on overdue principal and interest from foreign banks. As of the date of approval of these consolidated financial statements, the Group did not have sufficient own resources to enable it to comply with such repayment requests. The Group continues to negotiate with the creditors about debt settlement options and expects to agree on settlement terms in 2021. As of December 31, 2020, the Group’s debt payable on demand was RUB 310,522 million, including RUB 248,667 million of long-term debt classified as short-term debt due to contractual cross-default provisions and breaches of financial and non-financial
covenants. As of December 31, 2020, the Group’s total liabilities exceeded total assets by RUB 230,671 million.
The
COVID-19
pandemic has widespread global impact on economies, markets and businesses, giving rise to significant volatility and considerable uncertainty. Together with other factors, this has resulted in a sharp decrease in the oil price, stock market indices, coal and metals prices, as well as depreciation of the Russian ruble. The Group’s manufacturing and selling companies have remained open and operational during the pandemic. As of the date of approval of these consolidated financial statements, the Group has not experienced any substantial disruptions to production or sales owing to its diversified structure of assets comprising coal, energy and steel products. Nevertheless, consequences of the pandemic through drop of prices on world markets, deterioration of customers’ solvency and other manifestations had significant impact on decline of the Group’s operating profit.
The economic environment influenced by the global spread of the
COVID-19
pandemic and current economic conditions in the major segments of the Group’s operations retain uncertainty about the level of demand for the Group’s products, the pricing of major products mined or manufactured by the Group, operating and financial results, the availability of free cash flow for repayment or ability to refinance and restructure liabilities.
Management has concluded that the events and conditions, as well as the other circumstances mentioned above, indicate the existence of a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern and, therefore, the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. The management believes that the Group will achieve an agreement on restructuring with the foreign banks and lenders and secure adequate financing to continue in operational existence in the foreseeable future. The management’s strategy includes enhancement of crude steel production, increase in sales of the major steel products, diversification of product range to quickly respond to market changes, and further development of the Group’s mining assets providing additional volumes of high-grade coking coal both to the Russian consumers and to exports markets. The Group’s operational plans include further optimisation of the costs structure and on-going
control over the production costs and selling expenses. By the end of 2020, prices for construction steel products of the Group’s steel segment increased significantly, the price of coal in China is showing positive dynamics. These signs of recovery will allow the Group to focus on planned strategy.
The consolidated financial statements have been prepared assuming that the Group will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities or any other adjustments that might result in the Group being unable to continue as a going concern.